Non-Current Financial Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-Current Financial Assets
Cost at opening balance	kr 1,939	kr 341	kr 341
Bank guarantees granted		1,888
Reimbursement security deposit		(290)
Acquisition through business combinations	286
Net book value	2,225	1,939	341
Payment of bank guarantee deposits	kr 2,225	kr 1,939	kr 341